Accounts and Bills Receivable, net - Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts and Bills Receivable, net
Accounts receivable	$ 2,010	¥ 13,990	¥ 17,367
Less: Allowance for doubtful accounts	(120)	(833)	(1,847)
Accounts receivable, net of allowance for doubtful accounts	1,890	13,157	15,520
Bills receivable	1,983	13,803	7,107
Accounts and bills receivable, net	$ 3,873	¥ 26,960	¥ 22,627